As filed with the Securities and Exchange Commission on July 31, 2006
                           Registration Nos. 002-69938
                                    811-3112


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 38
                                     To The
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933


                                       AND

                       THE INVESTMENT COMPANY ACT OF 1940,
                                   AS AMENDED

                 SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
                     (Exact name of Registrant as specified
                        in the Articles of Incorporation)

                   125 Broad Street, New York, New York l0004
                    (Address of principal executive offices)


                                 (203) 890-7046
                         (Registrant's telephone number)


                            Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                  300 First Stamford Place, Stamford, CT 06902
                     (Name and address of agent for service)

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[       ]   immediately upon filing pursuant to paragraph (b)


[   X   ]   on July 31, 2006 pursuant to paragraph (b) of Rule 485


[       ]   60 days after filing pursuant to paragraph (a)(i)

[       ]   on (date) pursuant to paragraph (a)(i)

[       ]   75 days after filing pursuant to paragraph (a)(ii)

[       ]   on (date) pursuant to paragraph (a)( ii) of Rule 485.

If appropriate, check the following box:

         this post-effective amendment designates a new effective date for a previously filed post-effective Amendment.

         PART A   PROSPECTUS

         PART B  STATEMENT OF ADDITIONAL INFORMATION

         PART C  Other Information

Smith Barney Municipal Money
Market Fund, Inc.

Class A and Y Shares

--------------------------------------------------------------------------------

                              P R O S P E C T U S

--------------------------------------------------------------------------------


                                 August 1, 2006


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statements to the contrary is a crime.


[LOGO]
 LEGG
MASON


--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

"Smith Barney" and "Salomon Brothers" are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the fund's investment manager, are not affiliated with Citigroup.

Smith Barney Municipal Money
Market Fund, Inc.

                                    Contents

Investments, risks and performance ........................................    2

More on the fund's investments ............................................    5

Management ................................................................    6

Choosing a class of shares to buy .........................................    9

Letter of intent: Class Y shares ..........................................    9


Deferred sales charges ....................................................   10

Buying shares .............................................................   10

Exchanging shares .........................................................   11

Redeeming shares ..........................................................   12

Other things to know about share transactions .............................   13

Dividends, distributions and taxes ........................................   15

Share price ...............................................................   16

Financial highlights ......................................................   17



You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve its value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investments, risks and performance

Investment objective


The fund seeks to provide income exempt from regular federal income tax from a portfolio of high quality, short-term municipal obligations selected for liquidity and stability of principal.


Principal investment strategies

Key investments

As a matter of fundamental policy, under normal circumstances, the fund invests at least 80% of its assets in short-term, high quality "municipal securities," which are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities (together with certain other governmental issuers such as Puerto Rico, the U.S. Virgin Islands and Guam). The interest on these securities is excluded from gross income for regular federal income tax purposes. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to regular federal income tax. All of the securities in which the fund invests are rated in one of the two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Selection process

The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securities of issuers that it believes present minimal credit risk. In selecting individual securities, the manager:

o Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors
o Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different states
o Measures the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels
o May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund could underperform other short-term municipal debt instruments or money market funds as a result of the following risks:

o     Interest rates rise, causing the value of the fund's portfolio to decline
o The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded


2   Smith Barney Municipal Money Market Fund, Inc.

o     Municipal securities fall out of favor with investors
o Unfavorable legislation affects the tax-exempt status of municipal securities
o The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

      It is possible that some of the fund's income distributions may be, and distributions of any gains generally will be, subject to federal income tax. Some of the fund's income that is exempt from regular federal income tax may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local income tax. While not expected, the fund may occasionally realize taxable gains on the sale of its securities.

      The fund purchases municipal securities of which the related interest income, in the opinion of fund counsel, is exempt from federal income tax. Neither the manager nor the fund guarantees that this opinion is correct, and there is no assurance that the Internal Revenue Service (the "IRS") will agree with fund counsel's opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, and the value of the security could decline significantly and a portion of the distributions to fund shareholders could be recharacterised as taxable.

Who may want to invest

The fund may be an appropriate investment if you are:

o A taxpayer in a high federal tax bracket seeking current income exempt from federal tax
o Seeking exposure to short-term municipal securities at a minimum level of additional risk
o     Looking to allocate a portion of your assets to money market securities

Performance information

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in the performance from year to year for each of the past 10 years and by showing how the fund's average annual returns compare with the returns of the 90-day Treasury Bill Index. The bar chart shows performance of the fund's Class A shares. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Total Return for Class A Shares

  [The following material was depicted as a bar chart in the printed material.]

                                  96   2.97%
                                  97   3.13%
                                  98   2.96%
                                  99   2.73%
                                  00   3.56%
                                  01   2.33%
                                  02   0.96%
                                  03   0.52%
                                  04   0.69%
                                  05   1.87%

Highest and lowest quarter returns: (for periods shown in the bar chart)

Highest: 0.94% in 4th quarter 2000; Lowest: 0.09% in 3rd quarter 2003;

Year to date: 1.39% through 6/30/06.

--------------------------------------------------------------------------------
Average Annual Total Returns (for periods ended December 31, 2005)
--------------------------------------------------------------------------------
                          Inception                                      Since
Class                        Date     1 Year     5 Years    10 Years   Inception
================================================================================
Class A                     4/30/90    1.87%      1.27%      2.17%        2.53%
--------------------------------------------------------------------------------
Class Y                      N/A        N/A        N/A        N/A         N/A
--------------------------------------------------------------------------------
90-day T-bill                N/A       3.07%      2.11%      3.63%         N/A
--------------------------------------------------------------------------------
* There were no Class Y shares outstanding for the calendar year ended December 31, 2005.

7-day yield as of March 31, 2006:

Class A: 2.85%


Fee table

This table sets forth the estimated fees and expenses you may pay if you invest in fund shares.

--------------------------------------------------------------------------------
Shareholder fees
--------------------------------------------------------------------------------

(fees paid directly from your investment)               Class A       Class Y
================================================================================
Maximum sales charge (load) imposed on purchases
(as a % of offering price)                                None         None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a % of the
lower of net asset value at purchase or redemption)       None*        None
--------------------------------------------------------------------------------


4   Smith Barney Municipal Money Market Fund, Inc.

--------------------------------------------------------------------------------
Annual fund operating expenses
--------------------------------------------------------------------------------


(expenses deducted from fund assets)                  Class A       Class Y**
================================================================================
Management fees***                                     0.40%          0.40%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                  0.10%          None
--------------------------------------------------------------------------------
Other expenses****                                     0.01%          0.01%
--------------------------------------------------------------------------------
Total annual fund operating expenses(1)                0.51%          0.41%
--------------------------------------------------------------------------------
* Class A shares acquired through an exchange for shares of another Smith Barney fund that were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.
** For Class Y shares, "other expenses" have been estimated for the fiscal year ended March 31, 2006 based on expenses incurred by Class A shares, because no Class Y shares were outstanding for the fiscal year ended March 31, 2006.
*** The Fund has a management fee that declines as assets increase. The current rates, which became effective October 1, 2005, are as follows:
      0.450% of the first $1 billion of average daily net assets; 0.425% on the next $1 billion of average daily net assets; 0.40% on the next $3 billion of average daily net assets; 0.375% on the next $5 billion of average daily net assets and 0.350% on average daily net assets in excess of $10 billion. "Management fees" in the table have been restated to reflect the new fee rates.
**** "Other expenses" reflect the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.

Example


This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown
o Your investment has a 5% return each year--the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance
o     You reinvest all distributions and dividends without a sales charge
o The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

--------------------------------------------------------------------------------
Number of years you own your shares
--------------------------------------------------------------------------------


                                            1 year  3 years  5 years  10 years
================================================================================
Class A (with or without redemptions)         $52    $163     $284      $639
--------------------------------------------------------------------------------
Class Y (with or without redemptions)         $42    $132     $230      $517
--------------------------------------------------------------------------------


More on the fund's investments

Municipal securities

The municipal securities in which the fund invests include general obligation and revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Structured securities

The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. Swap-based securities repre-sent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or partnership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

      These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

      Investments in structured securities raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in municipal bonds. These issues could be resolved in a manner that could hurt the performance of the fund.

Defensive investing


The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of taxable money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Other investments

The fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its investment goal.

Portfolio holdings

The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the SAI.

Management

Manager and subadviser

The fund's investment manager is Legg Mason Partners Fund Advisor, LLC ("LMPFA" or the "manager"). The manager's address is 399 Park Avenue, New York 10022. The manager oversees the fund's operations and provides administrative services.

      In order to assist it in carrying out its investment management responsibilities, the manager has retained Western Asset Management Company ("Western Asset" or the "subadviser") to render advisory services to the fund and manage the fund's portfolio. The manager pays the fees of the subadviser.

      Western Asset, established in 1971 and a wholly owned subsidiary of Legg Mason, Inc. ("Legg Mason"), acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset and its supervised affiliates were approximately $512 billion as of March 31, 2006. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.



6   Smith Barney Municipal Money Market Fund, Inc.

      A discussion regarding the basis for the board's approval of the fund's management agreement with Smith Barney Fund Management LLC ("SBFM"), the fund's prior manager, is available in the fund's annual report for the fiscal year ended March 31, 2006.

      On June 23, 2005, Citigroup Inc. ("Citigroup") entered into an agreement to sell substantially all of its asset management business, which included SBFM, to Legg Mason. The transaction took place on December 1, 2005. As a result, SBFM, previously an indirect wholly-owned subsidiary of Citigroup, became a wholly-owned subsidiary of Legg Mason. A new investment management contract between the fund and SBFM became effective on December 1, 2005.

      Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 31, 2005, Legg Mason's asset management operation had aggregate assets under management of approximately $850.8 billion.

Management fees

During the fiscal year ended March 31, 2006, SBFM received a management fee equal to 0.42% of the fund's average daily net assets.

Distribution plan

Legg Mason Investor Services, LLC ("LMIS"), a wholly-owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets Inc. ("CGMI") serve as the fund's distributors.

      The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee on Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

      In addition, the distributors may make payments to dealers for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

      The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the fund's distributors and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.


Transfer agent and shareholder servicing agent


PFPC Inc. (the "transfer agent"), located at P.O. Box 9699, Providence, Rhode Island 02940-9699, serves as the fund's transfer agent and shareholder servicing agent. The transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distribution payable by the fund.

Recent Developments

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the fund (the "Funds").


      The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included the fund's investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

      The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the affected Funds.

      The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have



8   Smith Barney Municipal Money Market Fund, Inc.

been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the fund's Board selected a new transfer agent for the fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

      Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

      On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Choosing a class of shares to buy


You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

      You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value with no initial or deferred sales charge.

      You may buy shares from:


o Certain broker/dealers, financial intermediaries, financial institutions or a distributor's financial advisors (each called a "Service Agent")

o     The fund, but only if you are investing through certain Service Agents.

      Not all classes of shares are available through all Service Agents. You should contact your Service Agent or consult the SAI for further information.

Investment minimums

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                        Initial                 Additional
                                                 Class A       Class Y          All Classes
===========================================================================================
General                                          $1,000      $15 million           $50
-------------------------------------------------------------------------------------------
Uniform Gifts or Transfers to Minor Accounts     $  250      $15 million           $50
-------------------------------------------------------------------------------------------

Letter of intent:

Class Y shares

You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this minimum requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.

Deferred sales charges

If Class A shares of the fund are acquired by exchange from a Legg Mason Partners fund subject to a deferred sales charge, the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.


      The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

      In addition, you do not pay a deferred sales charge on:


o     Shares exchanged for shares of a Legg Mason Partners fund

o     Shares representing reinvested distributions and dividends
o     Shares no longer subject to the deferred sales charge


      Each time you place a request to redeem shares that were acquired by exchange from a Legg Mason Partners fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

      If you redeemed shares of a Legg Mason Partners fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.


      The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers

The deferred sales charge for Class A shares will generally be waived:

o     For involuntary redemptions of small account balances
o     For 12 months following the death or disability of a shareholder

      If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

Buying shares

            Through a    You should contact your Service Agent to open a
        Service Agent    brokerage Agent and make arrangements to buy shares.

                           If you do not provide the following information, your
                         order will be rejected:

                         o Class of shares being bought
                         o Dollar amount or number of shares being bought

                           Your Service Agent may charge an annual account maintenance fee.


10   Smith Barney Municipal Money Market Fund, Inc.

     Through the fund    Certain investors who are clients of certain Service
                         Agents are eligible to buy shares directly from the fund.

                         o Write the fund at the following address:
                              Smith Barney Municipal Money Market Fund, Inc. (Specify class of shares)
                              c/o PFPC Inc.
                              P.O. Box 9699
                              Providence, Rhode Island 02940-9699

                         o Enclose a check to pay for the shares. For initial
                           purchases, complete and send an account application.

                         o For more information, please call Shareholder
                           Services at 1-800-451-2010.

                           For more information, contact your Service Agent or
                         the transfer agent or consult the SAI.


Exchanging shares


                         You should contact your Service Agent to exchange into other Legg Mason Partners funds. Be sure to read the prospectus of the Legg Mason Partners fund into which you are exchanging. An exchange is a taxable transaction.

                         o You may exchange shares only for shares of the same
                           class of Legg Mason Partners fund. Not all Legg Mason Partners funds offer all classes.
                         o Not all Legg Mason Partners funds may be offered in
                           your state of residence. Contact your Service Agent or the transfer agent.

                         o Exchanges of Class A and Class Y shares are subject
                           to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.
                         o If you hold share certificates, the transfer agent
                           must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                         o The fund may suspend or terminate your exchange
                           privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
     Sales charges       Your shares may be subject to an initial sales charge
                         at the time of the exchange. For more information, contact your Service Agent or the transfer agent.

                           Your deferred sales charge (if any) will continue to
                         be measured from the date of your original purchase of shares subject to a deferred salescharge.

      By telephone       If you do not have a brokerage account with a Service
                         Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York
                         Stock Exchange ("NYSE") is open. Call Shareholder
                         Services at 1-800-451-2010 between 9:00 a.m. and 4:00
                         p.m. (Eastern time).


                           You can make telephone exchanges only between
                         accounts that have identical registrations.
--------------------------------------------------------------------------------

By mail If you do not have a brokerage account, contact your Service Agent or write to the transfer agent at the address on the following page.

Redeeming shares


            Generally    Contact your Service Agent to redeem shares of the
                         fund.

                           If you hold share certificates, the transfer agent
                         must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the redemption is effective.

                           If the shares are held by a fiduciary or corporation,
                         other documents may be required.

                           Your redemption proceeds will be sent within three
                         business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 days.

                           If you have a brokerage account with a Service
                         Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------
              By mail For accounts held directly at the fund, send written requests to the fund at the following address:

                           Smith Barney Municipal Money Market Fund, Inc. (Specify class of shares)
                           c/o PFPC Inc.
                           P.O. Box 9699
                           Providence, Rhode Island 02940-9699

                         Your written request must provide the following:

                         o The name of the fund and your account number
                         o The class of shares and the dollar amount or number
                           of shares to be redeemed
                         o Signatures of each owner exactly as the account is
                           registered


12   Smith Barney Municipal Money Market Fund, Inc.

         By telephone    If you do not have a brokerage account with a Service
                         Agent, you may be eligible to redeem shares in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the NYSE is open. Call
                         Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                           Your redemption proceeds can be sent by check to your
                         address of record or by wire or electronic transfer
                         (ACH) to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The transfer agent may charge a fee on an electronic transfer (ACH).

                           For more information, contact your Service Agent or
                         consult the SAI.

Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

o     Name of the fund
o     Your account number
o     Class of shares being bought, exchanged or redeemed
o     Dollar amount or number of shares being bought, exchanged or redeemed
o     Signature of each owner exactly as the account is registered


      A request to purchase shares becomes effective only when a Service Agent or the transfer agent receives, or converts the purchase amount into, federal funds.

      The fund's transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund nor the transfer agent will bear any liability for such transactions.


Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

o     Are redeeming over $50,000
o Are sending signed share certificates or stock powers to the transfer agent

o Instruct the transfer agent to mail the check to an address different from the one on your account

o     Changed your account registration
o     Want the check paid to someone other than the account owner(s)
o Are transferring the redemption proceeds to an account with a different registration

      You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

   The fund has the right to:

o     Suspend the offering of shares
o     Waive or change minimum and additional investment amounts
o     Reject any purchase or exchange order
o     Change, revoke or suspend the exchange privilege
o     Suspend telephone transactions
o Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC
o Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


Small account balances/Mandatory redemptions


If at any time the aggregate net asset value of the fund shares in your account is less than $500 (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period), the fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase.


      The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances upon advance notice to shareholders and prospective investors.


      For more information, contact your Service Agent or the transfer agent or consult the SAI.

Frequent purchases and redemptions of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Directors of the fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between the fund's yield and current market yields, which could have the effect of reducing the fund's yield. In addition, frequent purchases and redemptions of the fund's shares could increase the fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the manager, which could detract from the fund's performance.


14   Smith Barney Municipal Money Market Fund, Inc.

      The Boards of the various Legg Mason Partners non-money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds and that may apply to exchanges from or into the fund. If you plan to exchange your money market shares for shares of a Legg Mason Partners fund, please read the prospectus of that Legg Mason Partners fund.


Shares certificates

Share certificates for the fund will no longer be issued. If you currently hold share certificates of the fund, such certificates will continue to be honored.


Dividends, distributions and taxes


Dividends and Distributions


The fund declares a dividend of substantially all of its net investment income on each day the NYSE is open. Income dividends are paid monthly. The fund generally makes distributions of both long-term and short-term capital gains, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from income. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent or the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Taxes

In general, redeeming shares, exchanging shares and receiving distributions and taxable dividends (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the fund.


Transaction                            Federal tax status
================================================================================
Redemption or exchange of shares       Usually no gain or loss; loss may
                                       result to extent of any deferred
                                       sales charge
--------------------------------------------------------------------------------
Long-term capital gain distributions   Long-term capital gain
--------------------------------------------------------------------------------
Dividends                              Excluded from gross income if from
                                       interest on tax-exempt securities,
                                       otherwise ordinary income

--------------------------------------------------------------------------------

      The fund anticipates that it will normally not earn, and hence would not distribute, any long-term capital gains. It is possible that some of the fund's income distributions may be, and distributions of any capital gains generally will be, subject to federal income tax. Some of the fund's income that is exempt from regular federal income tax may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and capital gains will generally be subject to state and local income tax. While not expected, the fund may occasionally realize taxable gains on the sale of its securities.

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income.


      After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions and taxable dividends. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax advisor about your investment in the fund.


Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. For each class of shares net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.

      The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best efforts to continue to maintain a constant net asset value of $1.00 per share.

Form of Purchase Payment                Purchase is Effective and Dividends Begin
========================================================================================================================
o Payment in federal funds              If received before the close of regular      At the close regular trading
                                        trading on the NYSE:                         on the NYSE on that day
------------------------------------------------------------------------------------------------------------------------
o Having a sufficient cash balance      If received after the close of regular       At the close of regular trading on
  in your account with a Service        trading on the NYSE:                         the NYSE on the next business day
  Agent
------------------------------------------------------------------------------------------------------------------------
o Other forms of payment, with
  conversion into, or advance of,
  federal funds by a Service Agent      At the close of regular trading on the NYSE the next business day
------------------------------------------------------------------------------------------------------------------------
o Other forms of payment received
  by the transfer agent
------------------------------------------------------------------------------------------------------------------------

      Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the transfer agent before the transfer agent's close of business.


16   Smith Barney Municipal Money Market Fund, Inc.

Financial highlights


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from the fund's financial statements which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

--------------------------------------------------------------------------------
For a Class A share of capital stock outstanding throughout each year ended March 31:
--------------------------------------------------------------------------------

                                                    2006             2005             2004           2003           2002
============================================================================================================================
Net Asset Value, Beginning of Year               $    1.000       $    1.000       $    1.000     $    1.000     $    1.000
----------------------------------------------------------------------------------------------------------------------------
  Net investment income and net realized gains        0.022            0.009            0.005          0.009          0.018
  Distributions from net investment income           (0.022)          (0.009)          (0.005)        (0.009)        (0.018)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                     $    1.000       $    1.000       $    1.000     $    1.000     $    1.000
----------------------------------------------------------------------------------------------------------------------------
Total Return(1)                                        2.19%            0.90%            0.48%          0.85%          1.84%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)               $    7,474       $    7,080       $    7,287     $    7,813     $    8,443
----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Gross expenses                                       0.55%            0.57%            0.58%          0.60%          0.61%
  Net expenses(2)                                      0.55(3)          0.56(3)          0.58           0.60           0.61
  Net investment income                                2.17             0.90             0.47           0.84           1.82
----------------------------------------------------------------------------------------------------------------------------

(1) Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(2) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.70%.
(3)   The investment manager voluntarily waived a portion of its fees.

Smith Barney Municipal Money Market
Fund, Inc.


Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The Statement of Additional Information ("SAI") provides more detailed information about the fund and is incorporated by reference into (and is legally a part of) this Prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, or by calling Shareholder Services at 1-800-451-2010, or by writing to the fund at Legg Mason Partners Funds, 125 Broad St, New York, New York 10004. The fund's shareholder reports and SAI are not available on its website because the fund does not have a website.

Information about the fund (including the SAI) can be viewed and copied at the Securities and Exchange Commission's (the "SEC") Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. The funds prospectus, SAI and shareholder reports are not currently available on the Citigroup Asset Management website.


If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.


(Investment Company Act
file no. 811-03112)
(FD 02310) (7/06)


[LOGO]
 LEGG
MASON

                                  July 31, 2006

                       STATEMENT OF ADDITIONAL INFORMATION

                 SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
                                125 Broad Street
                         New York, New York 10004 (800)
                                    451-2010


     This Statement of Additional Information (the "SAI") expands upon and supplements the information contained in the current prospectus of Smith Barney Municipal Money Market Fund Inc. (the "fund"), dated July 31, 2006, as amended or supplemented from time to time, and should be read in conjunction with the fund's prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. The fund's prospectus and copies of the reports may be obtained free of charge from a Smith Barney Financial Advisor, or by writing or calling the fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

     "Smith Barney" and "Salomon Brothers" are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers, Legg Mason and its affiliates, as well as the fund's investment manager, are not affiliated with Citigroup.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                                Table of Contents


Directors and Executive Officers of the Fund..............................     2
Investment Objective and Management Policies..............................     6
Disclosure of Portfolio Holdings..........................................    11
Investment Restrictions...................................................    13
Investment Management and Other Services..................................    14
Purchase of Shares........................................................    17
Redemption of Shares......................................................    17
Distributors..............................................................    19
Distribution Arrangements.................................................    20
Valuation of Shares.......................................................    21
Exchange Privilege........................................................    22
Taxes.....................................................................    23
Additional Information....................................................    25
Financial Statements......................................................    28
Other Information.........................................................    28
Appendix A-Ratings of Municipal Obligations...............................   A-1
Appendix B-Summary of Legg Mason Partners Fund Advisors
  Proxy Voting Policies and Procedures....................................   B-1
Appendix C-Summary of Western Asset Management Company's Summary of
  Proxy Voting Policies and Procedures....................................   C-1


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

                  DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND

     Overall responsibility for management and supervision of the fund rests with the fund's board of directors (the "Board"). The directors approve all significant agreements between the fund and the companies that furnish services to the fund, including agreements with the fund's distributor, investment adviser, custodian and transfer agent. The day-to-day operations of the fund are delegated to the manager.

     The names of the directors and executive officers of the fund, together with information as to their principal business occupations during the past five years, are set forth below.

                                                                                                 Number of
                                                    Term of                                      Portfolios
                                                  Office* and                                     in Fund
                                   Position(s)      Length                                         Complex         Other Board
                                   Held with        of Time     Principal Occupation(s)          Overseen by       Memberships
Name, Address and Year of Birth      Fund           Served      During Past 5 Years                Director      Held by Director
-------------------------------    -----------    -----------   -----------------------------    -----------     ----------------
INDEPENDENT DIRECTORS:

Lee Abraham                        Director          Since      Retired; Former Director of          27              None
13732 LeHavre Drive                                  1999       Signet Group PLC (specialty
Frenchman's Creek                                               retail jeweller)
Palm Beach Gardens, FL
33410
Birth Year: 1927


Jane F. Dasher                     Director          Since      Chief Financial Officer of           27              None
c/o R. Jay Gerken                                    1999       Korsant Partners, LLC,
Legg Mason & Co., LLC                                           a family investment firm
399 Park Avenue
New York, NY 10022
Birth Year: 1949


Donald R. Foley                    Director          Since      Retired                              18              None
3668 Freshwater Drive                                1985
Jupiter, FL 33477
Birth Year: 1922

Richard E. Hanson, Jr.             Director          Since      Retired; Former Head of the          27              None
2751 Vermont Route 140                               1999       New Atlanta Jewish
Poultney, VT 05764                                              Community High School,
Birth Year: 1941                                                Atlanta, Georgia

Paul Hardin                        Director          Since      Professor of Law & Chancellor        34              None
12083 Morehead                                       1994       Emeritus at the University of
Chapel Hill, NC 27514-                                          North Carolina at Chapel Hill
8426
Birth Year: 1931

Roderick C. Rasmussen              Director          Since      Investment Counselor                 27              None
9 Cadence Court                                      1982
Morristown, NJ 07960
Birth Year: 1926


John P. Toolan                     Director          Since      Retired                              27              None
13 Chadwell Place                                    1992
Morristown, NJ 07960
Birth Year: 1930


INTERESTED DIRECTOR:


R. Jay Gerken**                    Chairman,         Since      Managing Director of Legg            169         Trustee, Consulting
Legg Mason & Co., LLC              President and     2002       Mason; Chairman, President                       Group Capital
  ("Legg Mason")                   Chief                        and Chief Executive Officer                      Markets Funds
399 Park Avenue                    Executive                    of Smith Barney Fund
4th Floor                          Officer                      Management LLC ("SBFM");
New York, NY 10022                                              and Citi Fund Management Inc.
Birth Year: 1951                                                ("CFM"); President and Chief
                                                                Executive Officer of certain
                                                                mutual funds associated with
                                                                Legg Mason; Formerly, Chairman
                                                                of SBFM and CFM (from 2002 to
                                                                2006); Formerly, Chairman,
                                                                President and Chief Executive
                                                                Officer of Travelers Investment
                                                                Adviser, Inc. (from 2002 to
                                                                2005)


                                                                                                 Number of
                                                    Term of                                      Portfolios
                                                  Office* and                                     in Fund
                                   Position(s)      Length                                         Complex         Other Board
                                   Held with        of Time     Principal Occupation(s)          Overseen by       Memberships
Name, Address and Year of Birth      Fund           Served      During Past 5 Years                Director      Held by Director
-------------------------------    -----------    -----------   -----------------------------    -----------     ----------------
OFFICERS:


Andrew B. Shoup                    Senior Vice       Since      Director of Legg Mason;              N/A                 N/A
Legg Mason                         President and     2003       Senior Vice President and
125 Broad Street,                  Chief                        Chief Administrative Officer
11th Floor                         Administrative               of mutual funds associated
New York, NY 10004                 Officer                      with Legg Mason; Formerly
Birth Year: 1956                                                Head of International Funds
                                                                Administration of Legg Mason
                                                                or its predecessors (from
                                                                2001 to 2003)

Robert J. Brault                   Chief             Since      Director of Legg Mason; Chief        N/A                 N/A
Legg Mason                         Financial         2004       Financial Officer and Treasurer
125 Broad Street                   Officer and                  of certain mutual funds
11th Floor                         Treasurer                    associated with Legg Mason;
New York, NY 10004                                              Director of Internal Control
Birth Year: 1965                                                for CAM U.S. Mutual Fund
                                                                Administration (from 2002 to
                                                                2004); Director of Project
                                                                Management & Information
                                                                Systems for CAM U.S. Mutual
                                                                Fund Administration (from
                                                                2000 to 2002)

Julie P. Callahan, CFA             Vice President    Since      Director of Legg Mason;              N/A                 N/A
Legg Mason                         and               2002       Investment Officer of the
399 Park Avenue                    Investment                   Manager or its affiliates
4th Floor                          Officer
New York, NY 10022
Birth Year: 1972

Joseph P. Deane                    Vice President    Since      Managing Director of Legg            N/A                 N/A
Legg Mason                         and               1999       Mason; Investment Officer of
399 Park Avenue                    Investment                   the Manager or its affiliates
4th Floor                          Officer
New York, NY 10022
Birth Year: 1947

Ted P. Becker                      Chief             Since      Managing Director of                 N/A                 N/A
Legg Mason                         Compliance        2006       Compliance at Legg Mason
399 Park Avenue                    Officer                      (2005-Present); Chief
4th Floor                                                       Compliance Officer with
New York, NY 10022                                              certain mutual funds associated
Birth Year: 1951                                                with Legg Mason (since 2006);
                                                                Managing Director of
                                                                Compliance at Legg Mason or
                                                                its predecessor (2002-2005).
                                                                Prior to 2002, Managing
                                                                Director-Internal Audit &
                                                                Risk Review at Citigroup,
                                                                Inc.

John Chiota                        Chief Anti-       Since      Vice President of Legg               N/A                 N/A
Legg Mason                         Money             2006       Mason (since 2004); Chief
300 First Stamford Place           Laundering                   Anti-Money Laundering
4th Floor                          Compliance                   Compliance Officer with
Stamford, CT 06902                 Officer                      certain mutual funds
Birth Year: 1968                                                associated with Legg Mason
                                                                (since 2006); prior to
                                                                August 2004, Chief AML
                                                                Compliance Officer with TD
                                                                Waterhouse


                                                                                                 Number of
                                                    Term of                                      Portfolios
                                                  Office* and                                     in Fund
                                   Position(s)      Length                                         Complex         Other Board
                                   Held with        of Time     Principal Occupation(s)          Overseen by       Memberships
Name, Address and Year of Birth      Fund           Served      During Past 5 Years                Director      Held by Director
-------------------------------    -----------    -----------   -----------------------------    -----------     ----------------
Robert I. Frenkel                  Secretary and     Since      Managing Director and General        N/A                 N/A
Legg Mason                         Chief Legal       2003       Counsel, Global Mutual Funds
300 First Stamford Place           Officer                      for Legg Mason or its
4th Floor                                                       predecessors; Secretary of
Stamford, CT 06902                                              CFM; Secretary and Chief
Birth Year: 1954                                                Legal Officer of mutual
                                                                funds associated with Legg
                                                                Mason (since 2003); Formerly
                                                                Secretary of CFM (from 2001
                                                                to 2004)

* Each Director and officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is a Director who is an "interested person" of the fund as defined in the Investment Company Act of 1940, as amended ("1940 Act"), because Mr. Gerken is an officer of Legg Mason and certain of its affiliates.

      As of July 3, 2006, none of the Independent Directors or their immediate family members owned beneficially or of record any securities in the manager or principal underwriter of the fund, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriter of the fund.


      The fund has no compensation committee of the Board or any committee performing similar functions. The fund has an administrative and governance committee composed of three independent directors, Lee Abraham, Donald R. Foley and Richard E. Hanson, Jr.

      The Administrative and Governance Committee functions as a Nominating Committee and is charged with the duty of making all nominations for Independent Directors to the Board. The Administrative and Governance Committee will consider nominees recommended by the fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the fund's Secretary. The Administrative and Governance Committee did not meet during the fund's most recent fiscal year.

      The fund has an audit committee ("Audit Committee") comprised solely of members who are independent as defined in the New York Stock Exchange's ("NYSE") Listed Company Manual. The members of the Audit Committee are Lee Abraham, Jane Dasher and John Toolan. The Audit Committee oversees the scope of the fund's audits, the fund's accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Directors of the fund for their ratification, the selection, appointment, retention or termination of the Fund's independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the fund by the independent registered public accounting firm and all permissible non-audit services provided by the fund's independent registered public accounting firm to its manager and any affiliated service providers if the engagement relates directly to the fund's operations and financial reporting. During the most recent fiscal year, the Audit Committee met four times.

      The fund has an investment committee comprised of Mssrs. Hardin, Rasmussen and Toolan. The committee reviews the investment performance of the fund. The Investment Committee meets quarterly with senior representatives of the manager concerning performance and investment matters, including proposed changes in benchmarks and investment strategies. The investment committee met four times during the most recent fiscal year.

      The Fund also has a pricing committee composed of the Chairman of the Board and one independent director, which is charged with determining fair value prices for securities when required. During the fund's most recent fiscal year, the pricing committee did not meet.


      The following table sets forth the dollar range of equity securities in the fund beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a director in the Fund Complex as of December 31, 2005.

                                                               Aggregate Dollar Range of Equity*
                                                                   Securities in All Investment
                                   Dollar Range of                  Companies Associated with
Name of Director           Equity* Securities in the Fund      Citigroup Overseen by the Director
---------------------      ------------------------------      ----------------------------------
Lee Abraham                              A                                    E
Jane F. Dasher                           A                                    E
Donald R. Foley                          A                                    E
R. Jay Gerken                            D                                    E
Richard E. Hanson, Jr.                   A                                    C
Paul Hardin                              D                                    E
Roderick C. Rasmussen                    A                                    C
John P. Toolan                           A                                    E


----------
  *     The dollar ranges are as follows:
        A = None
        B = $1 - $10,000
        C = $10,001 - $50,000
        D = $50,001 - $100,000
        E = Over $100,000


      The following table shows the compensation paid by the fund and other Legg Mason Partners funds to each director during the fund's last fiscal year. None of the officers of the fund received any compensation from the fund for such period. The fund does not pay retirement benefits to its directors and officers. Officers and interested directors of the fund are compensated by CGM. Fees for directors who are not officers, directors or employees of CGM or any of its affiliates are $60,000 per annum, which are allocated based on the relative net assets of each fund in the group, plus a per meeting fee of $2,500 with respect to in-person meetings. Each chairman of a committee receives additional compensation of $3,000 per annum. In addition, the directors receive a fee of $500 per fund for each telephone meeting plus reimbursement for travel and out-of-pocket expenses. For the calendar year ended December 31, 2006, such fees and expenses totaled $23,491.57.



                                        COMPENSATION TABLE

                                                                                     Number of
                                                       Aggregate Compensation        Investment
                                                         From The Fund and         Portfolios for
                           Aggregate Compensation        The Fund Complex          Which Director
                            From Fund for Fiscal        for the Fiscal Year        Serves Within
Name of Person               Year Ended 03/31/06         Ended 03/31/06(1)          Fund Complex
-------------------------  ----------------------      ----------------------      --------------
Lee Abraham                         $8,180                   $  75,400                  27
Allan J. Bloostein*                  3,765                      58,700                  34
Jane F. Dasher                       8,966                      82,400                  27
Donald R. Foley+                     8,261                      62,635                  18
R. Jay Gerken**                          0                           0                 169
Richard E. Hanson                    8,580                      77,700                  27
Paul Hardin                          8,580                     147,825                  34
Roderick C. Rasmussen+               4,024                      46,500                  27
John P. Toolan                       9,066                      79,700                  27

(1) In addition to the amounts set forth above, Messes. Dasher and Messrs. Abraham, Bloostein, Foley, Hanson, Hardin, Rasmussen and Toolan received $11,400, $10,400, $13,850, $5,300, $11,300, $38,000, $9,500 and $10,400,
      respectively, during the calendar year ended December 31, 2005 for service as Directors in attending additional meetings relating to the approval of policies and procedures under Rule 38a-1, certain other regulatory issues and the consideration of new custody, transfer agency and accounting arrangements for the Fund. Those amounts were borne by CAM and not the Fund.
*     Mr. Bloostein became a Director Emeritus on January 1, 2005.
** Mr. Gerken is an "interested person" as defined in the 1940 Act, because he is an officer of Legg Mason and certain of its affiliates.
+ Pursuant to a deferred compensation plan, the indicated persons elected to defer payment of the following amounts of their aggregate compensation from the fund: Donald R. Foley-$988 and Roderick C. Rasmussen-$2,727 and the following amounts of their total compensation from the Fund Complex:
      Donald R. Foley-$8,550 and Roderick C. Rasmussen-$33,700.

      The funds have adopted an unfunded, non-qualified deferred compensation plan (the "Plan") which allows Independent Trustees to defer the receipt of all or a portion of the trustees' fees earned until a later date specified by the Independent Trustees. The deferred fees earn a return based on notional investments selected by the Independent Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the statement of operations under directors' fees. Under the Plan, deferred fees are considered a general obligation of the fund and any payments made pursuant to the Plan will be made from the fund's general assets. As of January 31, 2006, the fund had accrued $3,030 as deferred compensation payable. Effective January 1, 2006, the Board of Trustees voted to discontinue offering the Plan to its members. This change will have no effect on fees previously deferred.


      Upon attainment of age 72 the fund's current directors may elect to change to emeritus status. Any directors elected or appointed to the Board in the future will be required to change to emeritus status upon attainment of age 80 unless such person was a director prior to the adoption of the emeritus program. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the fund's directors, together with reasonable out-of-pocket expenses for each meeting attended. For the last fiscal year, there was no compensation paid by the fund to directors emeritus.


      As of July 3, 2006, the directors and officers of the fund as a group owned less than 1% of any of the classes of the shares of the fund. As of July 3, 2006, to the knowledge of the fund, no shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934) beneficially owned 5% or more of any class of the outstanding shares of the fund.


                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


      The fund's prospectus discusses the fund's investment objective and its policies. The following discussion supplements the description of the fund's investment policies in the prospectus. The fund will pursue its objective by investing in a diversified portfolio of municipal obligations, the interest on which is excluded from gross income for regular federal income tax purposes in the opinion of counsel to the various issuers. The fund operates as a money market fund, and utilizes certain investment policies so that, to the extent reasonably possible, its price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. For example, the fund will not purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 397 days, or maintain a dollar-weighted average portfolio maturity in excess of 90 days. Legg Mason Partners Fund Advisor, LLC ("LMPFA" or "Manager") serves as the fund's investment manager and Western Asset Management Company ("Western Asset" or "Subadvisor") serves as the fund's subadviser.

      LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc ("Legg Mason").

      LMPFA provides administrative and certain oversight services to the fund. LMPFA has delegated to Western Asset the day-to-day portfolio management of the fund.


      In general, municipal obligations are debt obligations (bonds or notes) issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest on which is excluded from gross income for regular Federal income tax purposes in the opinion of bond counsel to the issuer. Municipal obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations. In addition, the term "municipal obligations" includes certain types of industrial development bonds ("IDBs") issued by public authorities to obtain funds to provide various privatelyoperated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal.

      Opinions relating to the validity of municipal obligations and to the exclusion of interest thereon from gross income for regular federal income tax purposes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the fund nor the Manager will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.


      Except for temporary defensive purposes, at least 80% of the fund's assets will be invested in municipal obligations that produce income that is exempt from regular federal income tax (but may be subject to the federal alternative minimum tax). In each of the fund's prior fiscal years, 100% of its income has been exempt from regular federal income tax and the fund's shares have had a stable $1.00 price.

      The fund's investments are limited to United States dollar-denominated instruments that, at the time of acquisition (including any related credit enhancement features) have received a rating in one of the two highest categories for short-term debt obligations from the "Requisite NRSROs," securities of issuers that have received such a rating with respect to other comparable securities, and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such rating at the time that the fund acquires the security. The NRSROs currently designated as such by the SEC are the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Inc. and Dominion Bond Rating Services Limited.

      The yields on municipal obligations are dependent on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs such as Moody's and S&P represent their opinions as to the quality of the municipal obligations that they undertake to rate. It should be emphasized, however, that such ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal obligations of the same maturity and coupon with different ratings may have the same yield.

      The two principal classifications of municipal obligations are "general obligation" and "revenue." General obligations are secured by a municipal issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

      For purposes of diversification and concentration under the 1940 Act, the identification of the issuer of municipal obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an IDB or a pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Similar criteria apply for purposes of the diversification requirements relating to the fund's qualifications as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

      Among the types of obligations in which the fund may invest are floating or variable rate instruments subject to demand features ("demand instruments"); tax-exempt commercial paper; and notes such as Tax Anticipation Notes, Revenue Anticipation Notes, Tax and Revenue Anticipation Notes and Bond Anticipation Notes. Demand instruments usually have an indicated maturity of more than 13 months but have a demand feature (or "put") that entitles the holder to receive the principal amount of the underlying security and may be exercised either (a) at any time on no more than 30 days' notice; or (b) at specified intervals not exceeding one year and upon no more than 30 days' notice. Demand features generally consist of a letter of credit issued by a domestic or foreign bank. A variable rate instrument provides for adjustment of its interest rate on set dates and upon such adjustment can reasonably be expected to have a market value that approximates its amortized cost; a floating rate instrument provides for adjustment of its interest rate whenever a specified interest rate (e.g., the prime rate) changes and at any time can reasonably be expected to have a market value that approximates its amortized cost.

      The fund may purchase participation interests in variable-rate tax-exempt securities (such as IDBs) owned by banks. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager has determined meets the prescribed quality standards for the fund. Participation interests will be purchased only if management believes interest income on such interests will be tax-exempt when distributed as dividends to shareholders.

      Investments in participation interests in variable-rate tax-exempt securities (such as IDBs) purchased from banks give the purchaser an undivided interest in the tax-exempt security in the proportion that the fund participation interest bears to the total principal amount of the tax-exempt security with a demand repurchase feature. Participation interests are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager, under the supervision of the board of directors (the "board"), has determined meets the prescribed quality standards for the fund. The fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand on seven days' notice or less, for all or any part of its participation interest in the tax-exempt security, plus accrued interest. The fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the tax-exempt security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the tax-exempt securities over the negotiated yield at which the instruments were purchased by the fund. The manager will monitor the pricing, quality and liquidity of the variable-rate demand instruments held by the fund, including the IDBs supported by bank letters of credit or guarantees, on the basis of published financial information, reports of rating agencies and other bank analytical services to which the manager may subscribe.

      Private Activity Bonds. The fund may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to the federal alternative minimum tax to the extent that the fund's dividends are derived from interest on these bonds. These private activity bonds are included in the term "municipal obligations" for purposes of determining compliance with the 80% test described above. Dividends derived from interest on any tax-exempt municipal obligations are a component of the "current earnings" adjustment for purposes of the federal corporate alternative minimum tax.

      Structured Securities. The fund may invest up to 20% of the value of its assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the fund holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership in order to provide for pass-through treatment of tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds," which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products," in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships," which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

      Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the fund receives an opinion of legal counsel to the issuer of the product to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

      The fund intends to limit the risk of derivative products by purchasing only those derivative products that are consistent with the fund's investment objective and policies. The fund will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of the fund will not materially alter its risk profile and will be fully representative of the fund's maturity guidelines.

      The fund will not invest more than 10% of the value of its assets in illiquid securities, which may include certain derivative products and will include any repurchase transactions that do not mature within seven days.

      When-Issued Securities. The fund may purchase municipal obligations on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the municipal obligations purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although the fund will purchase municipal obligations on a when-issued basis only with the intention of actually acquiring the securities, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

      Municipal obligations are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, municipal obligations tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing municipal obligations on a when-issued basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To account for this risk, a separate account of the fund consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established at the fund's custodian bank or in the fund's records. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be placed in the account on a daily basis so the value of the account will equal the amount of such commitments by the fund. Placing securities rather than cash in the segregated account may have a leveraging effect on the fund's net assets. That is, to the extent the fund remains substantially fully invested in securities at the same time it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitments. Upon the settlement date of the when-issued securities, the fund will meet obligations from then-available cash flow, sale of securities held in the segregated account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from federal income taxes.

      When the fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

      Puts. Among the types of securities that the fund may purchase are municipal obligations having put features. A "put" is a right to sell a specified underlying security or securities within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying security or securities. The types of puts that the fund may purchase include "demand features" and "stand-by commitments."

      Stand-By Commitments. The fund may acquire "stand-by commitments" with respect to municipal obligations held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the fund's option, specified municipal obligations at a specified price. The fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the opinion of the manager, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the manager will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. A "stand-by commitment" entitles the holder to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Although it is permissible for the fund to purchase securities with standby commitments, as a practical matter, it is unlikely that the fund would have the need or the opportunity to do so because such puts are not commonly available. Because the fund invests in securities backed by banks and other financial institutions, change in the credit quality of these institutions could cause losses to the fund and affect its share price. The fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

      Repurchase Agreements. The fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price on an agreed-upon date. Under the terms of a typical repurchase agreement, the fund would acquire an underlying debt obligation for a relatively short period of time (usually not more than seven days), subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. In evaluating these potential risks, the manager, acting under the supervision of the fund's board of directors, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements.

      Pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"), the fund, along with other affiliated entities managed by the manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are collateral for repurchase agreements are financial assets subject to the fund's entitlement orders through its securities account at its custodian bank until the agreements mature. Each joint repurchase agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      Other Factors to be Considered. The fund anticipates being as fully invested as practicable in taxexempt securities. The fund may invest in taxable investments due to market conditions or pending investment of proceeds from sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, the fund generally expects to invest the proceeds received from the sale of shares in municipal obligations as soon as reasonably possible, which is generally within one day. At no time will more than 20% of the fund's net assets be invested in taxable investments except when the manager has determined that market conditions warrant the fund's adopting a temporary defensive investment posture. To the extent the fund's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the fund's investment objective.

      The fund may invest in securities, the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher dealer discounts or other selling expenses than does the sale of securities that are not subject to restrictions on resale. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

      Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the manager believes to be a temporary disparity in the normal yield relationship between the two securities. The fund believes that, in general, the secondary market for tax-exempt securities in the fund's portfolio may be less liquid than that for taxable fixed-income securities.

Accordingly, the ability to make purchases and sales of securities in the foregoing manner may be limited. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, but instead due to such factors as changes in the overall demand for or supply of various types of tax-exempt securities or changes in the investment objectives of investors.

      The fund may engage in short-term trading to attempt to take advantage of short-term market variations or may dispose of a portfolio security prior to its maturity if it believes such disposition advisable or it needs to generate cash to satisfy redemptions. In such cases, the fund may realize a gain or loss.

      From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. If one of these proposals were enacted, the availability of tax exempt obligations for investment by the fund and the value of the fund's portfolio would be affected. The Board would then reevaluate the fund's investment objective and policies.

                        DISCLOSURE OF PORTFOLIO HOLDINGS


      The fund has adopted policies and procedures developed by Citigroup Asset Management ("CAM")(1), the business unit that includes the fund's investment manager, with respect to the disclosure of the fund's portfolio securities and any ongoing arrangements to make available information about the fund's portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about any fund's portfolio holdings is in the best interests of such fund's shareholders, and that any conflicts of interest between the interests of the fund's shareholders and those of SBFM or its affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a fund's portfolio holdings may not be shared with non-CAM employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.


      CAM's policy generally provides for the release of details of securities positions once they are considered "stale." Data is considered stale 25 calendar days following month-end with respect to money market funds. CAM believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

      Under the policy, a fund's complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a CAM or the fund's Internet site that is accessible by the public, or through public release by a third party vendor.

      The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

      1. A fund's top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

      2. A fund's top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.


----------
(1) Citigroup Asset Management ("CAM") comprises CAM North America, LLC, Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC, and other affiliated investment advisory firms. On December 1, 2005, Citigroup Inc. ("Citigroup") sold substantially all of its worldwide asset management business, Citigroup Asset Management, to Legg Mason, Inc. ("Legg Mason"). As part of this transaction, CAM North America, LLC, Salomon Brothers Asset Management Inc and Smith Barney Fund Management LLC became wholly-owned subsidiaries of Legg Mason. Under a licensing agreement between Citigroup and Legg Mason, the names of CAM North America, LLC, Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC and their affiliated advisory entities, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates ("Citi Marks") are licensed for use by Legg Mason. Citi Marks include, but are not limited to, "Citigroup Asset Management," "Salomon Brothers Asset Management" and "CAM". All Citi Marks are owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement. Legg Mason and its subsidiaries, including CAM North America, LLC, Salomon Brothers Asset Management Inc, and Smith Barney Fund Management LLC are not affiliated with Citigroup.

      3. A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sellside brokers at any time for the purpose of obtaining research and/or market information from such brokers.

      4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

      5. A fund's sector weightings, yield and duration, performance attribution (e.g. analysis of the fund's out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy's general principles.

      6. A fund's portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent directors, and its independent registered public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

      Under the policy, if information about a fund's portfolio holdings is released pursuant to an ongoing arrangement with any party, a fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of nonpublic information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a fund, CAM, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund's portfolio securities will be reviewed at least annually by a fund's Board.

      The approval of a fund's Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with CAM's legal department, as necessary. Exceptions to the policies are reported to a fund's Board at its next regularly scheduled meeting.


      Currently, the fund does not disclose its complete portfolio holdings on its website because the fund does not have a website. The fund may do so in the future.

      Set forth below is a list, as of October 1, 2005, of those parties with whom CAM, on behalf of a fund, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient                                Frequency               Delay Before Dissemination
-----------------------------------      ------------------      --------------------------
State Street Bank & Trust Co., (Fund
  Custodian and Accounting Agent)        Daily                   None
Institutional Shareholders Services,
  (Proxy Voting Services)                As necessary            None
Bloomberg                                Quarterly               25 Days after Quarter End
Lipper                                   Quarterly               25 Days after Quarter End
S&P                                      Quarterly               25 Days after Quarter End
Moningstar                               Quarterly               25 Days after Quarter End
Vestek                                   Daily                   None
Factset                                  Daily                   None

      Portfolio holdings information for a fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient                                Frequency               Delay Before Dissemination
----------------------------------       ------------------      ------------------------------------------
Baseline                                 Daily                   None

Frank Russell                            Monthly                 1 Day
Callan                                   Quarterly               25 Days after Quarter End
Mercer                                   Quarterly               25 Days after Quarter End
eVestment Alliance                       Quarterly               25 Days after Quarter End
CRA RogersCasey                          Quarterly               25 Days after Quarter End
Cambridge Associates                     Quarterly               25 Days after Quarter End
Marco Consulting                         Quarterly               25 Days after Quarter End
Wilshire                                 Quarterly               25 Days after Quarter End
Informa Investment Services (Efron)      Quarterly               25 Days after Quarter End
CheckFree (Mobius)                       Quarterly               25 Days after Quarter End
Nelsons Information                      Quarterly               25 Days after Quarter End
Investors Tools                          Daily                   None
Advent                                   Daily                   None
BARRA                                    Daily                   None
Plexus                                   Quarterly               Sent 1-3 business days following the end
                                                                   of a Quarter
Elkins/McSherry                          Quarterly (Calendar)    Sent the first business day following the
                                                                   end of a Quarter
Quantitative Services Group              Daily                   None
AMBAC                                    Daily                   None
Deutsche Bank                            Monthly                 Sent 6-8 business days following month end
Fitch                                    Monthly                 Sent 6-8 business days following month end
Liberty Hampshire                        Weekly and Month End    None
Sun Trust                                Weekly and Month End    None
New England Pension Consultants          Quarterly               25 Days after Quarter End
Evaluation Associates                    Quarterly               25 days after Quarter End
Watson Wyatt                             Quarterly               25 days after Quarter End
Moody's                                  Weekly Tuesday Night    1 business day
S&P                                      Weekly Tuesday Night    1 business day


                             INVESTMENT RESTRICTIONS

      The fund is subject to certain restrictions and policies that are "fundamental," which means that they may not be changed without a "vote of a majority of the outstanding voting securities" of the fund, as defined under the 1940 Act. The fund is subject to other restrictions and policies that are "non-fundamental" and which may be changed by the fund's Board without shareholder approval, subject to any applicable disclosure requirements.

      Fundamental Policies. Without the approval of a majority of its outstanding voting securities, THE FUND MAY NOT:

      1. issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

      2. invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

      3. borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

      4. make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and
            (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

      5. engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

      6. purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

      7. invest in a manner that would cause the fund to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

      Nonfundamental Policies. As nonfundamental policies, THE FUND MAY NOT:

      1. purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

      2. purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

      All of the foregoing restrictions which are stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.


                    INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager and Subadviser

      The fund is managed by Legg Mason Partners Fund Adviser, LLC (the "Manager"). The Manager is a Delaware limited liability company established in 2006, and is a wholly owned subsidiary of Legg Mason, Inc. ("Legg Mason") a financial services holding company. The Manager's address is 399 Park Avenue, New York, NY 10022.

      In order to assist in carrying out its investment advisory responsibilities, the Manager has retained the Subadviser to render advisory services to the fund. The Manager pays the fees of the Subadvisor.

      The fund is subadvised by Western Asset Management ("Western Asset"). Western Asset, established in 1971 and a wholly owned subsidiary of Legg Mason, acts as investment advisor to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset and its supervised affiliates were approximately $512 billion as of March 31, 2006. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

      The Investment Management Agreement has an initial term of two years and continue in effect for year to year thereafter provided such continuance is specifically approved at least annually (a) by the fund's Board or by a majority of the outstanding voting securities of the fund (as defined in the 1940 Act), and (b) in either event, by a majority of the independent directors with such independent directors casting votes in person at a meeting called for such purpose. The fund or the manager may terminate the Investment Management Agreement on 60 days' written notice without penalty. The Investment Management Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

      Effective October 1, 2005, the fund pays an investment management fee in accordance with the following schedule: 0.45% of the first $1 billion of average daily net assets; 0.425% of the next $1 billion of average daily net assets; 0.40% of the next $3 billion of average daily net assets; 0.375% of the next $5 billion of average daily net assets; and 0.35% of average daily net assets over $10 billion. Such fee is accrued daily and paid monthly.

      Prior to October 1, 2005, the fund paid an advisory fee in accordance with the following schedule: 0.475% of the first $1 billion of average daily net assets; 0.45% of the next $1 billion of average daily net assets; 0.425% of the next $3 billion of average daily net assets; 0.40% of the next $5 billion of average daily net assets; and 0.375% of average daily net assets over $10 billion. Such fee is accrued daily and paid monthly.

      For the fiscal years ended March 31, 2004, 2005 and 2006, the management fees were $33,467,708, $30,504,849 and $28,920,603 respectively.

Code of Ethics

      Pursuant to Rule 17j-1 of the 1940 Act, the fund, its Manager, the fund's distributors and principal underwriter have adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of the Code of Ethics for the fund, its Manager, the distributors and principal underwriters are on file with the Securities and Exchange Commission (the "SEC").

      LMPFA delegates to the subadviser the responsibility for voting proxies for the fund, as applicable, to the subadviser through its contracts with the subadviser. The subadviser will use its own proxy voting policies and procedures to vote proxies. Accordingly, LMPFA does not expect to have proxy-voting responsibility for the fund.

      Should LMPFA become responsible for voting proxies for any reason, such as the inability of the subadviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and the fund, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that LMPFA votes proxies.

      LMPFA shall rely on, and periodically oversee the subadviser responsible for gathering relevant documents and records related to proxy voting from the subadviser and providing them to the fund as required for the fund to comply with applicable rules under the 1940 Act.

      The Directors of the fund have adopted the proxy voting policy of Western Asset (the "Policy") as the Proxy Voting Policies and Procedures of the fund. The Policy governs in determining how proxies relating to the fund's portfolio securities are voted. A copy of the Policy is attached as Appendix B to this SAI. Information regarding how the fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge (1) by calling 1-888-425-6432 and (2) on the SEC's website at http://www.sec.gov.

Counsel


      Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the fund.

      Sullivan & Cromwell LLP, 125 Broad Street, New York, New York 10004, serves as counsel to the directors who are not "interested persons" of the fund.

Independent Registered Public Accounting Firm


      KPMG LLP, 345 Park Avenue, New York, NY 10154 has been selected to serve as the fund's independent registered public accounting firm and will render an opinion on the fund's financial statements for the fiscal year ending March 31, 2007.

Custodian and Transfer Agent

      State Street Bank and Trust Company ("State Street" or "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the trust on behalf of the fund. State Street, among other things, maintains a custody account or accounts in the name of the fund; receives and delivers all assets for the fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the fund; and makes disbursements on behalf of the fund. The Custodian neither determines the fund's investment policies, nor decides which securities the fund will buy or sell. For its services, the Custodian receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The fund may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street also acts as the Fund's securities lending agent and receives a share of the income generated by such activities.

      PFPC, located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent. The transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.


PURCHASE OF SHARES


      Investors may purchase shares from a Service Agent. In addition, certain investors may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A or Class Y shares. Your Service Agent may charge customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC are subject to a $10.00 annual maintenance fee for one fund and a maximum of $15.00 for more than one fund. The minimum initial investment for Class A shares is $1,000. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including CGMI, and Directors or Trustees of any Legg Mason Partners mutual funds, and their spouses and children. The minimum initial investment for Class Y is $15,000,000. Subsequent investments of at least $50 may be made for either class. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the fund's transfer agent.

      Share certificates for the fund will no longer be issued. If you currently hold share certificates, such certificates will continue to be honored.


      Letter of Intent -- Class Y Shares. A letter of intent may be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of at least

$5,000,000 in Class Y shares of the fund and agree to purchase a total of at least $15,000,000 of Class Y shares of the fund within 13 months from the date of the letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased during such period will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact your Service Agent or the transfer agent for further information.

                              REDEMPTION OF SHARES


      Shareholders may redeem their shares without charge on any day the fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form before the close of regular trading on the NYSE (normally 4 pm, Eastern time, are priced at the net asset value as next determined on that day. Redemption requests received after that time are priced at the net asset value next determined. Redemption requests must be made through the Service Agent through whom the shares were purchased, except that shareholders who purchased shares of the fund from the transfer agent may also redeem shares directly through the transfer agent. A shareholder desiring to redeem shares represented by certificates also must present the certificates to their Service Agent or the transfer agent endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until the certificates are received by transfer agent in proper form.


      The fund normally transmits redemption proceeds on the business day following receipt of a redemption request but, in any event, payment will be made within three days thereafter, exclusive of days on which the NYSE is closed and the settlement of securities does not otherwise occur, or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. A shareholder who pays for fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to fifteen days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with Federal funds, by bank wire or with a certified or cashier's check.

      Fund shareholders who purchase securities through a Service Agent may take advantage of special redemption procedures under which Class A shares of the fund will be redeemed automatically to the extent necessary to satisfy debit balances arising in the shareholder's account with a Service Agent. One example of how an automatic redemption may occur involves the purchase of securities. If a shareholder purchases securities but does not pay for them by the settlement date, the number of fund shares necessary to cover the debit will be redeemed automatically as of the settlement date, which usually occurs three business days after the trade date. Class A shares that are subject to a deferred sales charge (see "Deferred Sales Charge") are not eligible for such automatic redemption and will be redeemed only upon specific request. If the shareholder does not request redemption of such shares, the shareholder's account with a Service Agent may be margined to satisfy debit balances if sufficient fund shares that are not subject to any applicable deferred sales charge are unavailable. No fee is currently charged with respect to these automatic transactions. Shareholders not wishing to participate in these arrangements should notify their Service Agent.

      A written redemption request must (a) state the class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the subtransfer agent together with the redemption request. Any signature appearing on a written redemption request in excess of $50,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be mailed from an address other than the investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

Telephone Redemption and Exchange Program

      To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/ Wire Authorization Form, that will be provided by the transfer agent upon request, along with a signature guarantee. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the fund.)

      Redemptions. Redemption requests of up to $50,000 of either class of the fund's shares may be made by eligible shareholders by calling Shareholders Services at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.


      A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

      Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day on which the NYSE is open. See "Exchange Privilege" for more information.

      Additional Information Regarding Telephone Redemption and Exchange Program. Neither the fund, the transfer agent nor the sub-transfer agent will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

Deferred Sales Charge


      Class A shares which were originally acquired in one of the other Legg Mason Partners mutual funds at net asset value subject to a deferred sales charge, continue to be subject to any applicable deferred sales charge of the original fund. Therefore, such Class A shares that are redeemed within 12 months of the date of purchase of the original fund may be subject to a deferred sales charge of 1.00%. The amount of any deferred sales charge will be paid to and retained by Smith Barney. The deferred sales charge will be assessed based on an amount equal to the account value at the time of redemption, and will not be imposed on increases in value above the initial purchase price in the original fund. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

      In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Class A shares have been held will be calculated from the date that the shares were initially acquired in one of the other Legg Mason Partners mutual funds, and the amount of shares being redeemed will be considered to represent, as applicable, the value of capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For federal income tax purposes, the amount of the deferred sales charge will reduce the gain (if any) or increase the loss (if any), as the case may be, on redemption.

      The deferred sales charge on Class A shares, if any, will be waived on (a) exchanges (see "Exchange Privilege" below); (b) redemptions of shares within twelve months following the death or disability of the shareholder; (c) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of a fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Legg Mason Partners mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

      Deferred sales charge waivers will be granted subject to confirmation (by CGMI in the case of shareholders who are also CGMI clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

                                  DISTRIBUTORS

      Distributor. LMIS, a wholly-owned broker-dealer subsidiary of Legg Mason, located at 100 Light Street, Baltimore, Maryland 21202 and CGMI, an indirect subsidiary of Citigroup located at 388 Greenwich Street, New York, New York 10013, serve as the fund's co-distributors pursuant to separate written agreements or amendments to written agreements, in each case dated December 1, 2005 (the "distribution agreements"), which were approved by the fund's Board and by a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose on November 21, 2005. The distribution agreements went into effect on December 1, 2005. Prior to December 1, 2005, CGMI served as the fund's distributor. In addition, LMIS and CGMI and certain other broker-dealers continue to sell fund shares to the public as members of the selling group. Decisions to buy and sell securities for the funds are made by SBFM, subject to the overall review of the Board of Directors. Although investment decisions for the funds are made independently from those of the other accounts managed by SBFM, investments of the type that the funds may make also may be made by those other accounts. When a portfolio and one or more other accounts managed by SBFM is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by SBFM to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a fund or the size of the position obtained or disposed of by the fund.

      Brokerage. The manager places orders for the purchase and sale of securities for the fund. All of the portfolio transactions have been principal transactions with major dealers in money market instruments, on which no brokerage commissions are paid. Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. No portfolio transactions are handled by CGMI or LMIS.

      When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to the settlement date, such as an investment in a Smith Barney money market fund (other than the Legg Mason Partners Exchange Reserve Fund). If the investor instructs CGMI or LMIS to invest in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the fund and the money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving fees from both such investment companies for managing these assets, computed on the basis of their average daily net assets. The fund's board of directors has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Management and distribution agreements for continuance.

      There were no holdings of securities issued by broker/dealers who executed brokerage transactions on behalf of the fund as of March 31, 2006.

      Effective December 1, 2005, with respect to those fund classes subject to a Rule 12b-1 Plan, the fund pays service and distribution fees to each of LMIS and CGMI for the services they provide and expenses they bear under the Distribution Agreements. The expenses intended to be covered by the distribution fees include those of each co-distributor. For those funds that have adopted an amended and restated Rule 12b-1 Plan, the co-distributors will provide the fund's Board with periodic reports of amounts expended under the fund's Rule 12b-1 Plans and the purposes for which such expenditures were made.


                            DISTRIBUTION ARRANGEMENTS


      To compensate CGMI and LMIS for the services they provide and for the expenses they bear under the distribution agreements, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays CGMI and LMIS a service fee at the rate of 0.10% of the average balance of Class A shares held in the accounts of the customers of Smith Barney Financial Advisors. The fee is used by CGMI to pay Smith Barney Financial Advisors for servicing shareholder accounts for as long as shareholders remain a holder of the class.


      The following service and distribution fees were incurred during the fiscal years ended as indicated:

Distribution Plan Fees


                                          3/3/06        3/31/05         3/31/04
                                        ----------    -----------     ----------
      Class A ......................    $6,949,202    $7,126,210      $7,641,646

      CGMI incurred distribution expenses for advertising, printing and mailing prospectuses, support services and overhead expense, to Smith Barney Financial Advisors and if applicable accruals for interest on the excess of CGMI expenses incurred in the distribution of the fund is shares over the sum of the distribution fees and deferred sales charges received by CGMI as expressed in the following table for the fiscal year ended March 31, 2006:

                                      Third Party
                        Financial      Service Fee                      Marketing
                       Consultant      and Branch      Branch Ops      Distribution     Printing
Class                 Compensation      Expenses        Expenses         Expenses       Expenses         Total
-----                 ------------    ------------     ----------       ----------     ----------      ----------
A                      $2,653,153       $496,913       $3,062,272          $0              $0          $6,212,338

      For the fiscal year ended March 31, 2006, LMIS incurred the following distribution expenses for the fund:

                        Financial     Third Party
                       Consultant      Service Fee                      Printing
Class                 Compensation      Expenses        Marketing*     Expenses**        Total
-----                 ------------    ------------      ----------     ----------      ----------
A                         $--           $149,502           $--            $--           $149,502

----------
* The "marketing" expenses set out in this column are calculated on a pro forma basis as the sum of the amounts spent by CGMI and LMIS for the ten month period prior to the December 1, 2005 effective date of the LMIS distribution agreement and the last two months of the funds' fiscal year, respectively.
** The "printing" expenses set out in this column are calculated on a pro forma basis as the sum of the amounts spent by CGMI and LMIS for the ten month period prior to the December 1, 2005 effective date of the LMIS distribution agreement and the last two months of the funds' fiscal year, respectively.


      Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the fund's board of directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or in the distribution agreement. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the

Plan also must be approved by the directors and Independent Directors in the manner described above. The Plan may be terminated with respect to Class A at any time, without penalty, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, CGMI and LMIS will provide the board of directors periodic reports of the amounts expended under the Plan and the purpose for which such expenditures were made.


                               VALUATION OF SHARES


      Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the fund in valuing its assets.

      The fund uses the "amortized cost method" for valuing portfolio securities pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The amortized cost method of valuation of the fund's portfolio securities (including any securities held in the separate account maintained for "when-issued" securities) involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of portfolio securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. During such periods, the yield to investors in the fund may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income. The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of the fund's shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stabilized price, including maintaining a maximum dollar-weighted average portfolio maturity of 90 days, investing only in securities that have, or are deemed to have, remaining maturities of 397 days or less and investing only in United States dollar-denominated instruments determined by the board of directors to be of high quality with minimal credit risks and which are Eligible Securities as defined below, there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause the fund's price per share to change from $1.00.

      An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of 397 days or less; (b) (i) is rated in the two highest short-term rating categories by any two NSROs that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause
(b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses
(b) and (c) above, the unrated security is determined by the directors to be of comparable quality to any such rated security.

                               EXCHANGE PRIVILEGE


      Except as otherwise noted below, shares of each class may be exchanged for shares of the same class in any of the Legg Mason Partners mutual funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class Y shares are subject to minimum investment requirements and all shares are subject to other terms or requirements of the fund into which exchanges are made and a sales charge may apply.


      Class A Exchanges. Class A shares of the fund will be subject to the applicable sales charge upon the exchange of such shares for Class A shares of another Legg Mason Partners mutual fund sold with a sales charge.

      Class Y Exchanges. Class Y shareholders of the fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the Legg Mason Partners mutual funds may do so without imposition of any charge.


      Additional Information Regarding Exchanges. The Fund is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund and its shareholders. Accordingly, if the Fund's management in its sole discretion determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability to that investor of Fund exchanges, or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Legg Mason Partners mutual fund family. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. The Fund may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through Service Agents, but does not apply to any systematic investment plans described in the Prospectus.

      During times of drastic economic or market conditions, the Fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components-redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase's being delayed.

      Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares-Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any applicable sales charge. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. These exchange privileges are available to shareholders resident in any state in which the fund shares being acquired may legally be sold. The fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

                                      TAXES

      The following is a summary of certain material federal income tax considerations regarding the purchase, ownership and disposition of shares of the fund by U.S. persons. This summary does not address all of the potential federal income tax consequences that may be applicable to the fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Fund and Its Investments

      As described above and in the prospectus, the fund is designed to provide shareholders with current income that is excluded from gross income for regular federal income tax purposes. The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R.10 plans and individual retirement accounts because such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

      The fund has qualified and intends to continue to qualify each year as a "regulated investment company" under the Code. To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a "qualified publicly traded partnership" (i.e., a partnership that is traded on an established security market or tradable on a secondary market, other than a partnership that derives 90% of its income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

      As a regulated investment company, the fund will not be subject to federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the fund must distribute to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. The fund also intends to satisfy conditions that will enable it to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are generally not subject to regular federal income taxes, although they may be subject to federal alternative minimum taxes and generally will be taxable for state and local tax purposes.

      The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

      If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains will constitute dividends that are taxable to shareholders as dividend income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains or tax-exempt income. Moreover, if the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the fund fails to qualify as a regulated investment company for a period greater than two taxable years, the fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

Taxation of U.S. Shareholders

      Dividends and Distributions. Dividends and other distributions by the fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year.

      Dividends paid by the fund that are properly designated as exempt-interest dividends are generally not subject to regular federal income taxes, although they may be subject to federal alternative minimum taxes and generally will be taxable for state and local tax purposes. Dividends of the fund's net taxable investment income (including dividends from short-term capital gains) from its current and accumulated earnings and profits are generally subject to tax as ordinary income. Net long-term capital gains, if any, realized by the fund will be distributed annually as described in the prospectus. The fund will designate such distributions as "capital gain distributions" which will be taxable to a shareholder as long-term capital gains, whether paid in cash or in shares and regardless of how long such shareholder has held fund shares. Shareholders receiving dividends or distributions in the form of additional shares should be treated for federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

      Because the fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry fund shares will not be deductible for federal income tax purposes to the extent it is deemed related to such exempt-interest dividends. If a shareholder receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then for federal income tax purposes, any loss on the sale or exchange of such share, to the extent of such exempt-interest dividends, will be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividends paid by the fund which represents income derived from "private activity bonds" held by the fund may not retain its federal tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a "related person" thereof. Moreover, some or all of the fund's dividends and distributions may be a specific tax preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. In addition, the receipt of fund dividends and distributions may affect the federal "excess net passive income" tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (a) "substantial users" with respect to a facility or related to such users within the meaning of the Code and (b) subject to a federal alternative minimum tax, the federal branch profits tax or the federal excess net passive income tax.

      Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference, if any, between the amount realized and his basis in his shares. A redemption of shares by the fund will be treated as a sale for this purpose. Because the fund seeks to maintain a constant net asset value per share, it is not expected that a shareholder would have gain or loss upon a sale of fund shares. However, the ability of the fund to maintain a constant net asset value per share is not guaranteed, so there may be some gain or loss upon a sale.

      Backup Withholding. The fund may be required to withhold, for federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's federal income tax liability.

      Notice. Each shareholder will receive after the close of the calendar year an annual statement as to the federal income tax status of his or her dividends and distributions from the fund for the prior calendar year. Any dividends attributable to interest on municipal obligations generally will be taxable as ordinary dividends for state tax purposes even if such dividends are excluded from gross income for regular federal income tax purposes except, in certain states, to the extent they are attributable to interest on obligations of those states and certain of their agencies or instrumentalities and any other applicable requirements are satisfied. These statements also will designate the amount of exempt-interest dividends that is a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. Each shareholder also will receive, if appropriate, written notice after the close of the fund's taxable year as to the federal income tax status of his or her dividends and distributions. The dollar amount of dividends excluded or exempt from federal income taxation and the dollar amount subject to federal income taxation, if any, will vary for each shareholder depending upon the size and duration of such shareholder's investment in the fund.

      Other Taxes. Distributions may also be subject to additional state, local and foreign tax depending on each shareholder's particular situation.

      If a shareholder recognizes a loss with respect to the fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

      The foregoing is only a summary of certain material federal income tax consequences affecting the fund and its shareholders. Prospective shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

                             ADDITIONAL INFORMATION

      The fund was incorporated under the laws of the State of Maryland on April 1, 1980, and is registered with the SEC as a diversified, open-end management investment company.

      Class A and Class Y shares represent interests in the assets of the fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that expenses related to the distribution of Class A shares are borne solely by Class A shares and Class A shares have exclusive voting rights with respect to provisions of the fund's Rule 12b-1 distribution plan which pertain to that Class. Fund shares do not have cumulative voting rights; are fully paid when issued; have no preemptive, subscription or conversion rights; and are redeemable.

      The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. The directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the fund's outstanding shares, and the fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class.

      The fund sends to each of its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the fund at the end of the reporting period. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Financial Consultants or the transfer agent.


Legal Matters

      Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI, SBFM and Salomon Brothers Asset Management Inc. ("SBAM") (collectively, the "Advisers"), substantially all of the mutual funds managed by the Advisers, including the fund, (the "Funds"), and directors or trustees of the Funds (collectively, the "Defendants"). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses.

      On December 15, 2004, a consolidated amended complaint (the "Complaint") was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, CAM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

      Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief could be filed against the Defendants in the future.

      As of the date of this SAI, SBFM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

      The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

      Recent Developments. On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Funds").

      The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included each fund's manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

      The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 mil-lion has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared and submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the affected Funds.

      The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Company's Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

      Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

      On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

      Additional Developments. The funds have received information concerning SBFM as follows:

      On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM.

      Although there can be no assurance, SBFM believes that there matters are not likely to have a material adverse effect on the funds or its ability to perform investment management services relating to the funds.

                                      *****

      Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGMI and SBFM (collectively, the "Defendants") based on the May 31, 2005 settlement order issued against the Defendants by the SEC described above. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds' management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys' fees and litigation expenses. On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

      As of the date of this Statement of Additional Information, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

                              FINANCIAL STATEMENTS

      The fund's financial information is incorporated herein by reference from the fund's Annual Report to shareholders for the fiscal year ended March 31, 2006. The Annual Report was filed on June 6, 2006, accession number 0001133228-06-000349.

                                OTHER INFORMATION


      The fund's Board has approved a number of initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, fund shareholders will be asked to elect a new Board, approve matters that will result in the fund being grouped for organizational and governance purposes with other funds in the fund complex that are predominantly fixed income funds, and adopt a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies. Proxy materials describing these matters are expected to be mailed later in 2006. If shareholder approval is obtained, these matters generally are expected to be effectuated during the first quarter of 2007.

                           SHARE CLASS STANDARDIZATION

      The fund's Board has approved certain share class modifications to, among other things, standardize the pricing and features of all equity and fixed income funds in the fund complex. As a result, a fund's front-end sales load and/or contingent deferred sales charge amount and/or schedule may increase in some cases or may decrease in other cases. The modifications are expected to be implemented during the fourth quarter of 2006. The fund's Prospectus will be further supplemented prior to their implementation.

      We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.


      That's why we offer three "styles" of fund management that can be tailored to suit each investor's unique financial goals.

      Classic Series -- portfolio manager driven funds

      The Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.


      Research Series -- driven by exhaustive fundamental securities analysis

      Built on a foundation of substantial buy-side research under the direction of our Western Asset colleagues, the Research funds focus on well-defined industries, sectors and trends.


      Style Pure Series -- a solution to funds that stray

      The Style Pure Series funds are the building blocks of asset allocation. Other than maintaining minimal cash or under extraordinary conditions, Style Pure Series funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

                                   APPENDIX A

                        RATINGS OF MUNICIPAL OBLIGATIONS

Description of Ratings of State and Local Government Municipal Notes

      Notes are assigned distinct rating symbols in recognition of the differences between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

Moody's Investors Service, Inc. ("Moody's"):

      Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG"). A short-term rating may also be assigned on an issue having a demand feature-a variable rate demand obligation. Such ratings will be designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

      MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P"):

      SP-1 -- This rating indicates a very strong or strong capacity to pay principal and interest and the possession of overwhelming safety characteristics.

                DESCRIPTION OF TWO HIGHEST MUNICIPAL BOND RATINGS

Moody's:

      Aaa -- Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

S&P:

      AAA -- Debt rated "AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA -- Debt rated "AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

                 DESCRIPTION OF HIGHEST COMMERCIAL PAPER RATINGS

Moody's:

      PRIME 1 -- Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

S&P:

      A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

                                ----------------

      After purchase by the fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require a sale of such security by the fund; however, the manager will consider such event in determining whether the fund should continue to hold the security. To the extent that a rating may change as a result of changes in rating services or their rating systems, the fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

                                   APPENDIX B

                      Legg Mason Partners Fund Advisor, LLC

                               Proxy Voting Policy

      LMPFA delegates to the subadviser the responsibility for voting proxies for the fund, as applicable, to the subadviser through its contracts with the subadviser. The subadviser will use its own proxy voting policies and procedures to vote proxies. Accordingly, LMPFA does not expect to have proxy-voting responsibility for the fund.

      Should LMPFA become responsible for voting proxies for any reason, such as the inability of the subadviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and the fund, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that LMPFA votes proxies.

      LMPFA shall rely on, and periodically oversee the subadviser responsible for gathering relevant documents and records related to proxy voting from the subadviser and providing them to the fund as required for the fund to comply with applicable rules under the Investment Company Act of 1940.

                                   APPENDIX C

              Western Asset Management Company Proxy Voting Policy

Procedure:    Proxy Voting
Departments

Impacted:     Investment Management, Compliance, Investment Support, Client
              Services
References:   Western Asset Compliance Manual -Section R Proxy Voting
              Investment Advisers Act Rule 206(4)-6 and Rule 204-2
              ERISA DOL Bulletin 94-2 C.F.R. 2509.94-2
Effective:    August 1, 2003

Background

      Western Asset Management Company ("Western Asset") has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 ("Advisers Act"). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

      In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.

                                     Policy

      Western Asset's proxy voting procedures are designed and implemented in a way that is reasonablyexpected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset's contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).

                                   Procedures

Responsibility and Oversight

      The Western Asset Compliance Department ("Compliance Department") is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support ("Corporate Actions"). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

      Prior to August 1, 2003, all existing client investment management agreements ("IMAs") will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

      Registered owners of record, client custodians, client banks and trustees ("Proxy Recipients") that receive proxy materials on behalf of clients should forward them to Corporate Actions. Prior to August 1, 2003, Proxy Recipients of existing clients will be reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

      Once proxy materials are received by Corporate Actions, they are forwarded to the Compliance Department for coordination and the following actions:

      a. Proxies are reviewed to determine accounts impacted.

      b. Impacted accounts are checked to confirm Western Asset voting authority.

      c. Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

      d. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client's proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

      e. Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst's or portfolio manager's basis for their decision is documented and maintained by the Compliance Department.

      f. Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

      Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

      Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

      a. A copy of Western Asset's policies and procedures.

      b. Copies of proxy statements received regarding client securities.

      c. A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

      d. Each written client request for proxy voting records and Western Asset's written response to both verbal and written client requests.

      e. A proxy log including:

            1.    Issuer name;

            2.    Exchange ticker symbol of the issuer's shares to be voted;

            3. Council on Uniform Securities Identification Procedures ("CUSIP") number for the shares to be voted;

            4.    A brief identification of the matter voted on;

            5. Whether the matter was proposed by the issuer or by a shareholder of the issuer;

            6.    Whether a vote was cast on the matter;

            7.    A record of how the vote was cast; and

            8. Whether the vote was cast for or against the recommendation of the issuer's management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset's offices.

Disclosure

Western Asset's proxy policies are described in the firm's Part II of Form ADV. Prior to August 1, 2003, Western Asset will deliver Part II of its revised Form ADV to all existing clients, along with a letter identifying the new disclosure. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

      All proxies are reviewed by the Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

      1. Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

      2. Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, "Voting Persons") is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

      3. Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

      Western Asset's substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

      Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company's board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I. Board Approved Proposals

      The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain boardapproved proposals are as follows:

1. Matters relating to the Board of Directors

      Western Asset votes proxies for the election of the company's nominees for directors and for boardapproved proposals on other matters relating to the board of directors with the following exceptions:

      a. Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

      b. Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

      c. Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

      d. Votes are cast on a case-by-case basis in contested elections of directors.

2. Matters relating to Executive Compensation

      Western Asset generally favors compensation programs that relate executive compensation to a company's long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

      a. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

      b. Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

      c. Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

      d. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3. Matters relating to Capitalization

      The management of a company's capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company's capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

            a. Western Asset votes for proposals relating to the authorization of additional common stock.

            b. Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

            c. Western Asset votes for proposals authorizing share repurchase programs.

4. Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

      Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5. Matters relating to Anti-Takeover Measures

      Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

      a. Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

      b. Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

6. Other Business Matters

      Western Asset votes for board-approved proposals approving such routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

      a. Western Asset votes on a case-by-case basis on proposals to amend a company's charter or bylaws.

      b. Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II. Shareholder Proposals

      SEC regulations permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally seek to change some aspect of a company's corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

      1. Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

      2. Western Asset votes for shareholder proposals that are consistent with Western Asset's proxy voting guidelines for board-approved proposals.

      3. Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III. Voting Shares of Investment Companies

      Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

      1. Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients' portfolios.

      2. Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV. Voting Shares of Foreign Issuers

      In the event Western Asset is required to vote on securities held in foreign issuers--i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

      1. Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

      2. Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

      3. Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

      4. Western Asset votes on a case-by-case basis on proposals relating to
(1) the issuance of common stock in excess of 20% of a company's outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company's outstanding common stock where shareholders have preemptive rights.

      LMPFA delegates to the subadviser the responsibility for voting proxies for the fund, as applicable, to the subadviser through its contracts with the subadviser. The subadviser will use its own proxy voting policies and procedures to vote proxies. Accordingly, LMPFA does not expect to have proxy-voting responsibility for the fund.

      Should LMPFA become responsible for voting proxies for any reason, such as the inability of the subadviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and the fund, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that LMPFA votes proxies.

      LMPFA shall rely on, and periodically oversee the subadviser responsible for gathering relevant documents and records related to proxy voting from the subadviser and providing them to the fund as required for the fund to comply with applicable rules under the 1940 Act.

      The Directors of the fund have adopted the proxy voting policy of Western Asset (the "Policy") as the Proxy Voting Policies and Procedures of the fund. The Policy governs in determining how proxies relating to the fund's portfolio securities are voted. A copy of the Policy is attached as Appendix B to this SAI. Information regarding how the fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge (1) by calling 1-888-425-6432 (2) on the fund's website at http://www.leggmason.com/InvestorServices and (3) on the SEC's website at http://www.sec.gov.

                                     Part C

                              OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Amendment dated March 31, 1981 are incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 14.

(a)(2) Articles of Amendment and Restatement of Articles of Incorporation dated October 28, 1980 are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 14.

(a)(3) Articles of Amendment dated July 22, 1991 are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 15.

(a)(4) Articles of Amendment dated November 10, 1992 are incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 20.

(a)(5) Articles Supplementary dated December 8, 1992 are incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 20.

(a)(6) Articles of Amendment dated October 14, 1994 are incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 26.

(a)(7) Articles of Amendment dated November 4, 1994 are incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 26.

(a)(8) Articles Supplementary dated November 7, 1994 are incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 26.

(a)(9) Articles Supplementary dated November 7, 1994 are incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 26.

(b) Bylaws of the Fund are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 11 to Registration Statement No. 2-69938.

(b)(1) Registrant's Amended and Restated By-Laws dated January 29, 2003 are incorporated by reference to Post-Effective Amendment No. 34.

(c) Not applicable.

(d)(1) Management Agreement between Registrant and Mutual Management Corp. is incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 23 to the Registration Statement.

(d)(2) Transfer and Assumption of Management Agreement is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 26.


(d)(3) Management Agreement between the registrant and Smith Barney Fund Management LLC (SBFM) is filed herein.


(e)(1) Underwriting Agreement between Registrant and Smith Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 12.

(e)(2)Distribution Agreement between the Registrant and CFBDS Inc. is incorporated by reference to Post-Effective Amendment No. 30. (e)(3) Selling Group Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 30.

(e)(4) Form of Distribution Agreement between Registrant and Salomon Smith Barney Inc. (currently known as Citigroup Global Markets Inc) is incorporated by reference to Post-Effective Amendment No. 31.


(e)(5) Form of Amendment to Distribution Agreement with Citigroup Global Markets Inc (CGMI) is filed herein.

(e)(6) Form of Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (LMIS) is filed herein.


(f) Not applicable.

(g)(1) Custodian Agreement between Registrant and Provident National Bank is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 5.

(g)(2) Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 33.


(g)(3) Form of Custodian Services Agreement between the Registrant and State Street Bank and Trust Company is filed herein.

(h)(1) Transfer Agency Agreement between Registrant and First Data Investor Services Group Inc. is incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 26.

(h)(2) Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citi Fiduciary Trust Company (f/k/a Smith Barney Private Trust Company) is incorporated by reference to Post-Effective Amendment No. 31.

(h)(3) Sub-Transfer Agency Agreement dated October 1, 1999 between Citi Fiduciary Trust Company (f/k/a Smith Barney Private Trust Company) and First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 31.


(h)(4) Transfer Agency Agreement dated January 1, 2006 between the Registrant and PFPC Inc. is filed herein.

(h)(5) License Agreement between Registrant and Citigroup Inc. is filed herein


(i) Not Applicable.


(j)(1) Auditors Consent is filed herein.

(j)(2) Power of Attorney is filed herein.


(k) Not applicable.

(l) Subscription Agreement between Registrant and National Securities & Research Corporation is incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 14.

(m)(1) Plan of Distribution pursuant to Rule 12b-1 of Registrant is incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 23.

(m)(2) Plan of Distribution pursuant to Rule 12b-1 of Registrant is incorporated by reference to Post-Effective Amendment No. 30.

(m)(3) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of Registrant is incorporated by reference to Post-Effective Amendment 31.


(m)(4) Amended Shareholder Services and Distribution Plan pursuant to Rule 12b-1 dated December 1, 2005 is filed herein.

(n)(1) Amended and Restated Plan pursuant to Rule 18f-3 is incorporated by reference To Exhibit 18 to Post-Effective Amendment No. 28.

(n)(2) Rule 18F-3(d) Multiple Class Plan of the Registrant is filed herein.




(p) Code of Ethics for the fund and the adviser is incorporated by reference to Post-Effective Amendment 31.

(p)(2) Code of Ethics-Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) is incorporated by reference to Post-Effective Amendment No. 34.


(p)(3) Amended Code of Ethics, amended as of September 13, 2005--Citigroup Asset Management North America is filed herein.

(p)(4) Code of Ethics of LMIS is filed herein.

(p)(5) Code of Ethics of Batterymarch is filed herein.

(p)(6) Code of Ethics of Western Asset Management is filed herein.


Item 24. Persons Controlled by or under Common Control with Registrant

         (None)

Item 25. Indemnification

         Reference is made to ARTICLE Eighth of Registrant's Articles of Incorporation for a complete statement of its terms. Subparagraph (c) of Article EIGHTH provides: "Notwithstanding the foregoing provisions, no officer or director of the Corporation shall be indemnified for or insured against any liability to the Corporation or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include Smith

Barney Fund Management LLC and affiliated investment companies.

Item 26. Business and other Connections of Investment Adviser

Investment Adviser - - Smith Barney Fund Management LLC ("SBFM") (formerly known as SSB Citi Fund Management LLC). SBFM was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SBFM is an indirect subsidiary of Citigroup Inc.

SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act
(SEC File No. 801-8314).


Item 27. Principal Underwriters

(a) CGM, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds:

Legg Mason Partners Trust II
CitiFunds Trust I
Salomon Funds Trust
Variable Annuity Portfolios
CitiFunds Premium Trust
CitiFunds Institutional Trust
CitiFunds Trust III
Legg Mason Partners Lifestyle Series, Inc.
Smith Barney Multiple Discipline Trust

Legg Mason Partners Investment Series
Consulting Group Capital Markets Funds
High Income Opportunity Fund Inc.
Intermediate Muni Fund, Inc.
Legg Mason Partners Small Cap Core Fund, Inc.
Legg Mason Partners Investment Trust
Real Estate Income Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Fund Inc.
Citigroup Investments Corporate Loan Fund Inc.
Zenix Income Fund Inc.
Salomon Brothers Capital Fund Inc.
Salomon Brothers Investors Value Fund Inc.
Salomon Brothers Fund Inc.
Salomon Brothers Institutional Series Fund Inc.
Salomon Brothers Series Funds Inc.
Salomon Brothers Variable Series Funds Inc.
Salomon Brothers Opportunity Fund Inc.
Salomon Brothers 2008 Worldwide Government Term Trust
Salomon Brothers High Income Fund Inc.
Salomon Brothers High Income Fund II Inc.
Salomon Brothers Emerging Markets Income Fund Inc.
Salomon Brothers Emerging Markets Income Fund II Inc.
Salomon Brothers Emerging Markets Floating Rate Fund Inc.
Salomon Brothers Global High Income Fund Inc.
Salomon Brothers Emerging Markets Debt Fund Inc.
Salomon Brothers Capital and Income Fund Inc.
Salomon Brothers Inflation Management Fund Inc.
Salomon Brothers Variable Rate Strategic Fund Inc.
Salomon Brothers Global Partners Income Fund Inc.
Salomon Brothers Municipal Partners Fund Inc.
Salomon Brothers Municipal Partners Fund II Inc.
Greenwich Street Series Fund
Legg Mason Partners Adjustable Rate Income Fund
Legg Mason Partners Aggressive Growth Fund, Inc.
Legg Mason Partners Appreciation Fund, Inc.
Legg Mason Partners California Municipals Fund, Inc.
Legg Mason Partners Equity Funds
Legg Mason Partners Fundamental Value Fund, Inc.
Legg Mason Partners Funds, Inc.
Legg Mason Partners Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Legg Mason Partners Investment Funds, Inc.
Legg Mason Partners Core Plus Bond Fund, Inc.
Legg Mason Partners Managed Municipals Fund, Inc.

Legg Mason Partners Massachusetts  Municipal Fund
Smith Barney Money Funds, Inc.
Legg Mason Partners  Municipal Funds
Smith Barney Municipal Money Market Fund, Inc.
Legg Mason Partners New Jersey Municipals Fund, Inc.
Legg Mason Partners Oregon Municipals Fund
Legg Mason Partners World Funds, Inc.
Legg Mason Partners Sector Series, Inc.
Travelers Series Fund Inc.
Legg Mason Cash Reserve Trust, Inc.
Legg Mason Charles Street Trust, Inc.
Legg Mason Global Trust, Inc.
Legg Mason Growth Trust, Inc.
Legg Mason Income Trust, Inc.
Legg Mason Investment Trust, Inc.
Legg Mason Investors Trust, Inc.
Legg Mason Light Street Trust, Inc.
Legg Mason Special Investment Trust, Inc.
Legg Mason Tax Exempt Trust, Inc.
Legg Mason Tax-Free Income Fund
Legg Mason Value Trust, Inc.
Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve - Managing Director
Mark R. Fetting - Managing Director
D. Stuart Bowers - Vice President
W. Talbot Daley - Vice President
Thomas J. Hirschmann - Vice President
Joseph M. Furey - General Counsel and Chief Compliance Officer
Ronald Holinsky - Counsel
Robert E. Patterson - Counsel
Theresa M. Silberzahn - Chief Financial Officer
Elisabeth F. Craig - AML Compliance Officer and Director of Continuing Education

All addresses are 100 Light Street, Baltimore, Maryland 21202


(c) Not applicable.

Item 28.          Location of Accountants and Records


(1)   With respect to the Registrant, Investment Manager:

            Legg Mason Partners Managed Municipals Fund, Inc.
            125 Broad Street
            New York, New York 10004

            Smith Barney Fund Management LLC
            399 Park Avenue
            New York, New York 10022

(2)   With respect to the Registrant's Transfer Agent

            PFPC Inc.
            P.O. Box 9699
            Providence, Rhode Island 02940

(3)   With respect to the Registrant's Custodian

            State Street Bank & Trust Company
            225 Franklin Street
            Boston, MA 02110

(4)   With respect to the Registrant's Co-Distributors:

            Citigroup Global Markets Inc.
            388 Greenwich Street
            New York, New York 10013

            Legg Mason Investor Services, LLC
            100 Light Street
            Baltimore MD 21202


Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         None

                                  SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH
BARNEY MUNICIPAL MONEY MARKET FUND, INC., certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 31st day of July, 2006.


SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

BY:      /s/ R. Jay Gerken
         ---------------------
         R. Jay Gerken
         Chairman of the Board, President and
         Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                           Title                         Date


/s/ R. Jay Gerken               Chairman of the Board,       July 31, 2006
-----------------------------   President and Chief
( R. Jay Gerken)                Executive Officer

/s/ Robert Brault               Chief Financial Officer      July 31, 2006
-----------------------------   and Treasurer
(Robert Brault)

/s/ Lee Abraham*                    Director                 July 31, 2006
-----------------------------
Lee Abraham

/s/ Allan J. Bloostein*             Director                 July 31, 2006
-----------------------------
Allan J. Bloostein

/s/ Richard E. Hanson, Jr.*         Director                 July 31, 2006
-----------------------------
Richard E. Hanson, Jr.

/s/ Jane Dasher*                    Director                 July 31, 2006
-----------------------------
Jane Dasher

/s/Donald R. Foley*                 Director                 July 31, 2006
-----------------------------
(Donald R. Foley)

/s/Paul Hardin*                     Director                 July 31, 2006
-----------------------------
(Paul Hardin)

/s/Roderick C. Rasmussen*           Director                 July 31, 2006
-----------------------------
(Roderick C. Rasmussen)

/s/John P. Toolan*                  Director                 July 31, 2006
-----------------------------
(John P. Toolan)

*Signed by Todd Lebo, their duly authorized attorney-in-fact, pursuant to power of attorney dated July 11, 2006.


/s/ Todd Lebo
-----------------------------
Todd Lebo

                                EXHIBIT INDEX

 Exhibit No.      Exhibit
 -----------      -------
   (d)(3)         Management Agreement

   (e)(5) Amendment to Distribution Agreement between the Registrant and Citigroup Global Markets Inc.

   (e)(6) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC

   (g)(3)         Custodian Services Agreement




   (h)(4)         Transfer Agency Agreement

   (h)(5)         License Agreement - Citigroup Inc.


   (j) (1)        Consent of Independent Registered Public Accounting Firm

   (j) (2)        Power of Attorney

   (m)(4)         Amended and Restated Shareholder Services and Distribution
                  Plan

   (n)(2)         Amended Rule 18f-3(d) Multiple Class Plan

   (p)(3)         Amended Code of Ethics - Citigroup Asset Management -
                  North America

   (p)(4)         Code of Ethics - Legg Mason Investor Services, LLC

   (p)(5)         Code of Ethics - Batterymarch Financial Management, Inc.

   (p)(6)         Code of Ethics - Western Asset Management Company